500 Boylston Street, Boston, Massachusetts  02116-3741
Phone 617-954-5000

December 9, 2016

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XII (the "Trust") (File Nos. 333-126328 and 811-21780) on Behalf of MFS® Lifetime® 2060 Income Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 53 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on December 2, 2016.

Please call the undersigned at (617) 954-4340 or James Wholley at (617) 954-6124 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn
enclosure